Information by industry segment and by geographical area (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Net sales from operations	€ 66,919	€ 55,762	€ 72,286
Italy [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Net sales from operations	21,925	21,280	24,405
Other European [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Net sales from operations	19,791	15,808	20,730
Rest of Europe [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Net sales from operations	5,911	4,804	7,125
Americas [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Net sales from operations	5,154	3,212	4,217
Asia [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Net sales from operations	7,523	5,619	9,086
Africa [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Net sales from operations	6,428	4,865	6,482
Other areas [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Net sales from operations	€ 187	€ 174	€ 241